Organization and Nature of Operations (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Jun. 30, 2020 HKD ($) $ / shares shares	Apr. 30, 2009 employee
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee		2
Global offering on the main board of the Hong Kong Stock Exchange | Ordinary shares
Principle subsidiaries and variable interest entities
Issuance of shares in Hong Kong (in shares) | shares	197,202,000
Share price (in HK dollars per share) | $ / shares	$ 123.00
Gross proceeds from issuance of stock | $	$ 24,255.8